Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	$ 7,486	$ 6,572	$ 4,310
Total other comprehensive income that may be reclassified to the income statement, net of tax	(2,393)	2,230	1,363
Total other comprehensive income that will not be reclassified to the income statement, net of tax	26	(490)	(582)
Total other comprehensive income	(2,367)	1,740	781
Total comprehensive income	5,119	8,312	5,091
Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	7,457	6,557	4,304
Foreign currency translation, net of tax	(535)	1,095	104
Financial assets measured at fair value through other comprehensive income, net of tax	(157)	136	117
Cash flow hedges, net of tax	(1,675)	1,011	1,143
Cost of hedging, net of tax	(26)	(13)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(2,393)	2,230	1,363
Defined benefit plans, net of tax	(5)	(218)	(186)
Own credit on financial liabilities designated at fair value, net of tax	46	(293)	(392)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	42	(511)	(578)
Total other comprehensive income	(2,351)	1,719	785
Total comprehensive income	5,106	8,276	5,089
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	29	15	6
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(16)	21	(4)
Total other comprehensive income	(16)	21	(4)
Total comprehensive income	13	36	2
UBS AG (consolidated)
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	7,061	6,211	3,971
Total other comprehensive income that may be reclassified to the income statement, net of tax	(2,368)	2,165	1,351
Total other comprehensive income that will not be reclassified to the income statement, net of tax	132	(406)	(566)
Total other comprehensive income	(2,235)	1,759	785
Total comprehensive income	4,826	7,970	4,756
UBS AG (consolidated) | Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	7,032	6,196	3,965
Foreign currency translation, net of tax	(510)	1,030	92
Financial assets measured at fair value through other comprehensive income, net of tax	(157)	136	117
Cash flow hedges, net of tax	(1,675)	1,011	1,143
Cost of hedging, net of tax	(26)	(13)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(2,368)	2,165	1,351
Defined benefit plans, net of tax	102	(134)	(170)
Own credit on financial liabilities designated at fair value, net of tax	46	(293)	(392)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	148	(427)	(562)
Total other comprehensive income	(2,220)	1,738	789
Total comprehensive income	4,813	7,934	4,754
UBS AG (consolidated) | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	29	15	6
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(16)	21	(4)
Total other comprehensive income	(16)	21	(4)
Total comprehensive income	13	36	2
UBS AG (consolidated) | Elimination entries
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	(5,649)	(3,100)	(3,890)
Total comprehensive income	(5,149)	(4,088)	(4,007)
UBS AG (consolidated) | Elimination entries | Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	(5,649)	(3,100)	(3,889)
Foreign currency translation, net of tax	517	(969)	(102)
Financial assets measured at fair value through other comprehensive income, net of tax	0	0	0
Cash flow hedges, net of tax	(17)	(18)	(15)
Total other comprehensive income that may be reclassified to the income statement, net of tax	500	(988)	(117)
Defined benefit plans, net of tax	0	0	0
Total other comprehensive income that will not be reclassified to the income statement, net of tax	0	0	0
Total other comprehensive income	500	(988)	(117)
Total comprehensive income	(5,149)	(4,088)	(4,007)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	7,102	4,840	4,221
Total comprehensive income	6,163	5,451	4,616
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	7,102	4,840	4,221
Foreign currency translation, net of tax	(1)	81	5
Financial assets measured at fair value through other comprehensive income, net of tax	0	0	0
Cash flow hedges, net of tax	(1,129)	902	870
Cost of hedging, net of tax	(26)	(13)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(1,155)	971	875
Defined benefit plans, net of tax	170	(67)	(89)
Own credit on financial liabilities designated at fair value, net of tax	46	(293)	(392)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	217	(360)	(481)
Total other comprehensive income	(939)	611	394
Total comprehensive income	6,163	5,451	4,616
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	2,788	1,868	1,944
Total comprehensive income	1,954	3,015	2,228
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	2,788	1,868	1,944
Foreign currency translation, net of tax	(419)	1,228	150
Financial assets measured at fair value through other comprehensive income, net of tax		0	0
Cash flow hedges, net of tax	(279)	26	140
Total other comprehensive income that may be reclassified to the income statement, net of tax	(699)	1,254	290
Defined benefit plans, net of tax	(135)	(107)	(6)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(135)	(107)	(6)
Total other comprehensive income	(834)	1,147	284
Total comprehensive income	1,954	3,015	2,228
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	2,820	2,603	1,695
Total comprehensive income	1,858	3,592	1,919
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	2,792	2,588	1,689
Foreign currency translation, net of tax	(607)	690	39
Financial assets measured at fair value through other comprehensive income, net of tax	(157)	137	117
Cash flow hedges, net of tax	(250)	101	147
Total other comprehensive income that may be reclassified to the income statement, net of tax	(1,014)	928	303
Defined benefit plans, net of tax	67	40	(75)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	67	40	(75)
Total other comprehensive income	(947)	968	228
Total comprehensive income	1,845	3,556	1,917
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Comprehensive Income [Table]
Total comprehensive income	$ 13	$ 36	$ 2